Bank Lines of Credit - Additional Information (Detail) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2011
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 112,500
Line of Credit Facility, Interest Rate Description	bank's prime rate plus 1	bank's prime rate plus 1
Line of Credit Facility, Amount Outstanding	112,500	112,500	112,500	0
Agreement with the bank for credit facility to support ongoing working capital needs expiration date		Jun. 15, 2012
Lines of Credit	112,500	112,500		652,081
Line of Credit Facility, Interest Rate During Period		9.50%
Long-term Line of Credit		$ 2,000,000